Service Concession Arrangements (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Disclosure of detailed information about service concession arrangements [Line Items]
Gas Complex - Thermal Power Plant at Ilijan, Philippines (BOT)	₩ 292,264
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	674,631
Less than 1 year
Disclosure of detailed information about service concession arrangements [Line Items]
Gas Complex - Thermal Power Plant at Ilijan, Philippines (BOT)	120,937
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	28,921
1~2 Years
Disclosure of detailed information about service concession arrangements [Line Items]
Gas Complex - Thermal Power Plant at Ilijan, Philippines (BOT)	120,937
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	28,853
2~3 Years
Disclosure of detailed information about service concession arrangements [Line Items]
Gas Complex - Thermal Power Plant at Ilijan, Philippines (BOT)	50,390
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	28,885
Over 3 years
Disclosure of detailed information about service concession arrangements [Line Items]
Gas Complex - Thermal Power Plant at Ilijan, Philippines (BOT)	0
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	₩ 587,972